INCOME TAXES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Federal tax expense (benefit) at statutory rate	$ (9,274)	$ (5,145)
State tax expense (benefit), net of federal tax effect	(1,334)	(539)
R&D credit	(269)	(46)
Non-deductible expenses	1,696	2,192
Change in valuation allowance	9,181	3,538
Total tax expense	$ 0	$ 0
Federal tax expense (benefit) at statutory rate	(34.00%)	(34.00%)
State tax expense (benefit), net of federal tax effect	(4.90%)	(3.60%)
R&D credit	(1.00%)	(0.30%)
Non-deductible expenses	6.20%	14.50%
Change in valuation allowance	33.70%	23.40%
Total tax expense	0.00%	0.00%